Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 98.81%
Communication Services - 3.60%
Arena Group Holdings,
Inc. (The)*+ 59,100 $ 69,738
Beasley Broadcast Group,
Inc., Class A* 88,225 68,815
Cardlytics, Inc.*+ 42,158 610,869
comScore, Inc.* 12,635 194,579
Cumulus Media, Inc.,
Class A* 74,600 267,814
DHI Group, Inc.* 81,800 208,590
EverQuote, Inc., Class A* 40,000 742,400
Fundamental Global, Inc.* 55,000 75,900
Gaia, Inc.* 43,400 133,672
Harte Hanks, Inc.* 20,000 149,600
Innovid Corp.* 431,000 1,073,190
Kartoon Studios, Inc.*+ 80,400 110,148
KORE Group Holdings,
Inc.* 248,700 195,752
Lee Enterprises, Inc.* 22,000 293,260
Loop Media, Inc.* 157,800 57,818
Marchex, Inc., Class B* 124,500 170,565
Moving Image
Technologies, Inc.* 20,300 9,663
NII Holdings Escrow*
∆
# 287,700 71,925
Outbrain, Inc.* 132,900 524,955
PSQ Holdings, Inc.*+ 22,000 118,360
Saga Communications,
Inc., Class A 22,216 495,639
System1, Inc.* 39,300 77,028
Townsquare Media, Inc.,
Class A 52,700 578,646
Travelzoo* 40,443 411,710
TrueCar, Inc.* 48,600 164,754
Zedge, Inc., Class B* 33,780 93,571
6,968,961
Consumer Discretionary - 12.27%
1stdibs.com, Inc.*+ 103,000 613,880
Allbirds, Inc., Class A* 150,000 104,115
AMCON Distributing Co. 1,900 349,600
American Outdoor Brands,
Inc.* 35,007 308,062
American Public
Education, Inc.* 41,000 582,200
Ark Restaurants Corp. 14,500 203,580
BARK, Inc.*+ 393,235 487,611
Barnes & Noble Education,
Inc.* 105,700 76,548
Bassett Furniture
Industries, Inc. 30,644 452,305
Big 5 Sporting Goods
Corp.+ 65,000 228,800
Industry Company Shares Value
Consumer Discretionary (continued)
Big Lots, Inc.+ 95,000 $ 411,350
Brilliant Earth Group, Inc.,
Class A* 22,800 68,172
BurgerFi International, Inc.* 63,588 36,722
Canterbury Park Holding
Corp. 11,689 264,288
CarParts.com, Inc.* 115,000 186,300
Cato Corp. (The), Class A 46,673 269,303
Citi Trends, Inc.* 24,200 656,546
Clarus Corp. 85,000 573,750
Conn's, Inc.* 58,600 196,310
Container Store Group,
Inc. (The)* 152,800 174,192
ContextLogic, Inc.,
Class A* 38,700 220,203
Cooper-Standard
Holdings, Inc.* 7,500 124,200
Culp, Inc.* 28,000 134,400
Delta Apparel, Inc.* 20,588 61,558
Dixie Group, Inc. (The)* 117,000 66,351
Duluth Holdings, Inc.,
Class B* 85,287 417,906
Educational Development
Corp.* 31,400 64,998
Emerson Radio Corp.* 72,100 38,213
Envela Corp.* 77,400 357,588
Escalade, Inc. 34,508 474,485
Flanigan's Enterprises,
Inc.+ 7,000 179,022
Flexsteel Industries, Inc. 14,900 555,770
Groupon, Inc.* 14,446 192,710
Grove Collaborative
Holdings*+ 87,025 145,332
Hamilton Beach Brands
Holding Co., Class A 18,000 438,480
Hooker Furnishings Corp. 26,864 645,005
Inspirato, Inc.*+ 9,250 36,537
Interactive Strength, Inc.* 16,000 4,155
J Jill, Inc.* 19,800 633,006
JAKKS Pacific, Inc.* 21,090 520,923
Kandi Technologies Group,
Inc.* 141,700 300,404
Kirkland's, Inc.*+ 28,500 68,685
Lakeland Industries, Inc. 23,457 429,263
Lifetime Brands, Inc. 59,200 620,416
Lincoln Educational
Services Corp.* 36,505 377,097
LL Flooring Holdings, Inc.* 120,000 219,600
Lottery.com, Inc.* 200 448
Lulu's Fashion Lounge
Holdings, Inc.* 100,900 141,260
Mondee Holdings, Inc.* 9,900 22,869

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Motorcar Parts of America,
Inc.* 34,053 $ 273,786
Nathan's Famous, Inc. 5,200 368,160
Noodles & Co.* 110,000 210,100
PetMed Express, Inc.+ 30,500 146,095
PlayAGS, Inc.* 38,300 343,934
Purple Innovation, Inc. 295,000 513,300
RealReal, Inc. (The)*+ 256,100 1,001,351
Red Robin Gourmet
Burgers, Inc.*+ 33,500 256,610
Rocky Brands, Inc. 23,200 629,416
Sonder Holdings, Inc.*+ 60,000 177,600
Sportsman's Warehouse
Holdings, Inc.* 110,000 342,100
Strattec Security Corp.* 11,100 263,403
Superior Group of Cos.,
Inc. 57,700 953,204
Superior Industries
International, Inc.* 102,500 297,250
Sypris Solutions, Inc.* 59,404 94,452
ThredUp, Inc., Class A* 205,000 410,000
Tilly's, Inc., Class A* 84,300 573,240
Tupperware Brands
Corp.*+ 150,000 201,000
Unifi, Inc.* 60,000 359,400
Universal Electronics, Inc.* 31,900 319,319
Vacasa, Inc., Class A*+ 22,500 153,450
Vera Bradley, Inc.* 93,700 637,160
Vince Holding Corp.* 51,263 166,605
VOXX International Corp.* 36,100 294,576
Vroom, Inc.*+ 1,250 16,788
Wag! Group Co.* 97,000 192,060
Weyco Group, Inc. 24,500 781,060
23,709,937
Consumer Staples - 2.48%
Alico, Inc. 24,550 718,824
Bridgford Foods Corp.*+ 21,900 245,499
Farmer Bros Co.* 54,900 195,993
Honest Co., Inc. (The)* 262,000 1,061,100
Laird Superfood, Inc.* 15,000 36,000
Lifeway Foods, Inc.* 37,401 644,045
Limoneira Co. 11,400 222,984
Local Bounti Corp.*+ 16,538 48,126
Mannatech, Inc. 8,300 70,965
Natural Alternatives
International, Inc.* 31,610 192,505
Natural Grocers by Vitamin
Cottage, Inc. 9,200 166,060
Planet Green Holdings
Corp.* 83,000 21,580
Industry Company Shares Value
Consumer Staples (continued)
Real Good Food Co., Inc.
(The)* 50,000 $ 18,050
Rocky Mountain Chocolate
Factory, Inc.* 36,500 132,130
Splash Beverage Group,
Inc.* 127,300 58,558
United-Guardian, Inc. 13,466 104,092
Village Super Market, Inc.,
Class A 23,000 658,030
Vintage Wine Estates, Inc.* 250,100 90,036
Zevia PBC, Class A* 90,000 105,300
4,789,877
Energy - 5.10%
Adams Resources &
Energy, Inc. 13,400 388,600
Aemetis, Inc.*+ 150,000 898,500
Amplify Energy Corp.* 90,000 594,900
Barnwell Industries, Inc. 35,000 82,600
Battalion Oil Corp.*+ 56,500 319,790
Comstock, Inc.* 129,000 46,930
Evolution Petroleum Corp. 75,800 465,412
Forum Energy
Technologies, Inc.* 21,000 419,580
Geospace Technologies
Corp.* 35,000 461,650
Gran Tierra Energy, Inc.*+ 90,000 642,600
Gulf Island Fabrication,
Inc.* 65,348 480,308
Houston American Energy
Corp.* 28,000 37,240
Independence Contract
Drilling, Inc.* 55,000 102,300
KLX Energy Services
Holdings, Inc.* 51,702 400,174
Mammoth Energy
Services, Inc.* 125,000 455,000
Mexco Energy Corp. 8,000 79,812
MIND Technology, Inc.* 1,252 5,859
NACCO Industries, Inc.,
Class A 13,470 406,794
Natural Gas Services
Group, Inc.* 58,102 1,128,922
Nine Energy Service, Inc.*+ 132,700 297,248
Overseas Shipholding
Group, Inc., Class A 33,996 217,574
PEDEVCO Corp.* 225,000 180,473
PHX Minerals, Inc. 120,200 409,882
Ranger Energy Services,
Inc. 24,700 278,863
Ring Energy, Inc.* 68,650 134,554

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
SEACOR Marine
Holdings, Inc.* 40,105 $ 559,064
Smart Sand, Inc.* 133,200 254,412
Superior Drilling Products,
Inc.* 115,100 105,201
9,854,242
Financials - 14.99%
AFC Gamma, Inc. 42,500 526,150
AmeriServ Financial, Inc. 44,171 114,845
Ashford, Inc.* 5,000 11,300
Associated Capital Group,
Inc., Class A 10,000 327,100
Atlantic American Corp. 116,256 311,566
Auburn National BanCorp,
Inc. 7,500 144,375
Bank7 Corp. 25,554 720,623
BankFinancial Corp. 30,600 321,300
Bankwell Financial Group,
Inc. 16,805 435,922
BayCom Corp. 28,300 583,263
BCB Bancorp, Inc. 28,800 300,960
Blue Foundry Bancorp* 20,000 187,200
BM Technologies, Inc.* 21,636 35,699
C&F Financial Corp. 10,690 523,810
California BanCorp* 17,200 378,400
CB Financial Services, Inc. 10,000 216,200
Chemung Financial Corp. 11,398 484,187
Citizens Community
Bancorp, Inc. 23,600 286,740
Citizens, Inc.*+ 200,331 428,708
Codorus Valley Bancorp,
Inc. 23,437 533,426
Cohen & Co., Inc.+ 9,500 67,830
Colony Bankcorp, Inc. 45,076 518,374
Community West
Bancshares+ 21,657 335,250
Conifer Holdings, Inc.* 13,000 14,690
Consumer Portfolio
Services, Inc.*+ 60,500 457,380
Eagle Bancorp Montana,
Inc. 19,521 250,650
eHealth, Inc.* 75,000 452,250
ESSA Bancorp, Inc. 22,143 403,667
Evans Bancorp, Inc. 14,600 435,956
Finwise Bancorp* 33,292 334,585
First Guaranty Bancshares,
Inc.+ 42,356 429,913
First Internet Bancorp 19,500 677,430
First Northwest Bancorp 26,600 416,290
First United Corp. 23,292 533,620
Industry Company Shares Value
Financials (continued)
First Western Financial,
Inc.* 20,851 $ 304,008
Hawthorn Bancshares, Inc. 16,148 329,904
Heritage Insurance
Holdings, Inc.* 94,000 1,001,100
HMN Financial, Inc. 18,800 396,680
HomeStreet, Inc. 25,000 376,250
Investar Holding Corp. 25,300 413,908
Katapult Holdings, Inc.* 9,116 106,293
Kentucky First Federal
Bancorp 16,000 61,120
Lake Shore Bancorp, Inc.* 27,150 319,827
Landmark Bancorp, Inc. 8,615 166,097
LendingTree, Inc.* 25,000 1,058,500
Magyar Bancorp, Inc. 12,579 139,878
Marygold Cos., Inc. (The)* 79,767 102,899
Medallion Financial Corp. 61,744 488,395
Meridian Corp. 34,200 339,264
Northrim BanCorp, Inc. 8,195 413,929
Norwood Financial Corp. 24,916 677,964
Ocwen Financial Corp.* 18,016 486,612
Ohio Valley Banc Corp. 13,000 317,850
OP Bancorp 38,000 379,240
Oportun Financial Corp.* 100,000 243,000
OppFi, Inc.* 25,000 62,500
Patriot National Bancorp,
Inc.* 8,500 31,110
PCB Bancorp 30,000 489,900
Penns Woods Bancorp,
Inc. 16,066 311,841
Peoples Bancorp of North
Carolina, Inc. 17,230 479,856
Ponce Financial Group,
Inc.* 50,699 451,221
Primis Financial Corp. 36,557 444,899
Princeton Bancorp, Inc. 15,866 488,355
Provident Financial
Holdings, Inc. 18,817 251,771
Riverview Bancorp, Inc. 57,606 271,900
Security National Financial
Corp., Class A* 72,860 576,323
Selectquote, Inc.* 435,535 871,070
Silvercrest Asset
Management Group,
Inc., Class A 24,602 388,958
Southern States
Bancshares, Inc. 20,000 518,400
Summit State Bank 17,820 193,347
Territorial Bancorp, Inc. 30,307 244,274
Timberland Bancorp, Inc. 23,900 643,388
Union Bankshares, Inc. 14,951 456,006

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
United Security
Bancshares 33,000 $ 254,430
USCB Financial Holdings,
Inc. 17,500 199,500
Usio, Inc.* 90,000 153,000
Western New England
Bancorp, Inc. 68,844 528,034
Westwood Holdings
Group, Inc. 27,500 338,800
28,971,260
Health Care - 32.69%
2seventy bio, Inc.*+ 90,000 481,500
Absci Corp.*+ 149,500 849,160
Accuray, Inc.* 126,100 311,467
Acorda Therapeutics, Inc.* 3,836 47,950
Acrivon Therapeutics, Inc.* 58,000 414,700
Actinium Pharmaceuticals,
Inc.*+ 81,966 641,794
Acumen Pharmaceuticals,
Inc.* 143,000 579,150
Adicet Bio, Inc.* 129,800 305,030
AIM ImmunoTech, Inc.* 97,900 46,111
Akoya Biosciences, Inc.* 20,500 96,145
Aligos Therapeutics, Inc.* 92,000 90,160
Alimera Sciences, Inc.*+ 135,000 526,500
Allakos, Inc.* 133,400 168,084
Alpha Teknova, Inc.* 70,000 177,100
Altimmune, Inc.*+ 33,500 341,030
ALX Oncology Holdings,
Inc.* 20,000 223,000
American Shared Hospital
Services* 33,700 99,415
AN2 Therapeutics, Inc.* 23,792 77,324
Annexon, Inc.* 165,100 1,183,767
Annovis Bio, Inc.*+ 32,500 386,750
Applied Therapeutics,
Inc.*+ 165,000 1,122,000
Apyx Medical Corp.*+ 158,000 214,880
Aquestive Therapeutics,
Inc.*+ 187,356 798,137
Armata Pharmaceuticals,
Inc.* 101,382 423,777
Assembly Biosciences,
Inc.*+ 13,750 182,875
Astria Therapeutics, Inc.* 33,301 468,712
Athira Pharma, Inc.* 129,180 353,953
ATI Physical Therapy, Inc.* 3,400 18,972
Avrobio, Inc.* 115,987 148,463
BioAtla, Inc.* 90,000 309,600
Biodesix, Inc.* 221,463 316,692
Industry Company Shares Value
Health Care (continued)
Biora Therapeutics, Inc.* 26,504 $ 29,154
Bioventus, Inc., Class A* 80,000 416,000
Black Diamond
Therapeutics, Inc.* 165,800 840,606
Bluebird Bio, Inc.* 200,000 256,000
Bolt Biotherapeutics, Inc.* 85,200 119,280
Butterfly Network, Inc.* 398,000 429,840
C4 Therapeutics, Inc.* 49,000 400,330
Candel Therapeutics, Inc.* 74,895 118,334
CareCloud, Inc.* 67,363 78,141
Carisma Therapeutics,
Inc.*+ 33,000 74,910
Cartesian Therapeutics,
Inc.* 285,000 185,250
CEL-SCI Corp.*+ 145,600 278,096
Century Therapeutics,
Inc.*+ 103,800 433,884
Chimerix, Inc.* 221,000 234,260
Clearside Biomedical, Inc.* 130,200 199,206
Codexis, Inc.* 197,000 687,530
Cognition Therapeutics,
Inc.*+ 76,700 139,594
CorMedix, Inc.*+ 148,200 628,368
Corvus Pharmaceuticals,
Inc.*+ 220,700 392,846
Cumberland
Pharmaceuticals, Inc.* 49,887 83,810
Cutera, Inc.*+ 35,000 51,450
CytomX Therapeutics, Inc.* 188,500 410,930
Daxor Corp.*+ 9,400 79,430
Design Therapeutics, Inc.* 134,600 542,438
Eagle Pharmaceuticals,
Inc.* 30,000 157,200
Electromed, Inc.* 27,000 436,050
Elevation Oncology, Inc.* 100,000 513,000
Elicio Therapeutics, Inc.*+ 12,500 95,000
Eliem Therapeutics, Inc.* 53,323 146,105
Emergent BioSolutions,
Inc.* 152,500 385,825
Enzo Biochem, Inc.* 221,500 281,305
Eton Pharmaceuticals,
Inc.*+ 67,700 253,875
Exagen, Inc.* 39,000 62,010
EyePoint Pharmaceuticals,
Inc.* 6,100 126,087
FibroGen, Inc.* 218,000 512,300
Fulcrum Therapeutics, Inc.* 88,564 836,044
G1 Therapeutics, Inc.* 170,000 734,400
Gain Therapeutics, Inc.*+ 30,000 113,100
Galecto, Inc.* 65,000 50,700
GeneDx Holdings Corp.* 36,895 336,851
Generation Bio Co.* 100,000 407,000

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
GlycoMimetics, Inc.*+ 163,200 $ 489,600
Great Elm Group, Inc.* 104,597 200,826
Gritstone bio, Inc.* 252,900 649,953
Harvard Bioscience, Inc.* 102,017 432,552
HCW Biologics, Inc.* 84,700 141,449
Hookipa Pharma, Inc.* 87,500 62,300
Hyperfine, Inc.* 161,700 161,700
Ikena Oncology, Inc.* 75,000 106,500
Immuneering Corp.,
Class A*+ 109,949 317,753
Immunic, Inc.* 100,000 132,000
IN8bio, Inc.* 98,002 115,642
InfuSystem Holdings, Inc.* 54,800 469,636
Inogen, Inc.* 51,700 417,219
Invivyd, Inc.* 100,000 444,000
IO Biotech, Inc.*+ 124,000 217,000
IRIDEX Corp.* 75,000 223,500
Karyopharm Therapeutics,
Inc.* 189,500 286,145
Kewaunee Scientific Corp.* 13,200 449,460
Kezar Life Sciences, Inc.* 97,000 87,455
Kodiak Sciences, Inc.* 114,200 600,692
Kronos Bio, Inc.* 122,227 158,895
Larimar Therapeutics,
Inc.*+ 81,700 620,103
LENZ Therapeutics, Inc. 20,478 457,274
Lifecore Biomedical, Inc.*+ 76,900 408,339
LifeMD, Inc.* 55,500 570,540
Lineage Cell Therapeutics,
Inc.*+ 342,900 507,492
Longboard
Pharmaceuticals, Inc.*+ 70,000 1,512,000
Lumos Pharma, Inc.* 26,744 75,418
Lyra Therapeutics, Inc.* 84,900 528,078
MAIA Biotechnology, Inc.*+ 45,700 100,540
MediciNova, Inc.* 140,247 203,358
Merrimack
Pharmaceuticals, Inc.* 32,500 480,025
Milestone Scientific, Inc.* 249,500 155,439
MSP Recovery, Inc.* 25,000 17,125
Myomo, Inc.*+ 91,000 297,570
NanoViricides, Inc.* 59,039 68,485
Neuronetics, Inc.* 80,205 381,776
NeuroPace, Inc.* 28,400 374,880
NextCure, Inc.* 65,900 146,957
Nkarta, Inc.* 20,000 216,200
NKGen Biotech, Inc.* 300 567
NRX Pharmaceuticals, Inc.* 122,700 57,902
Omega Therapeutics,
Inc.*+ 144,000 525,600
Omeros Corp.*+ 151,600 523,020
OneMedNet Corp.* 4,100 2,911
Industry Company Shares Value
Health Care (continued)
Optinose, Inc.* 275,300 $ 401,938
Oragenics, Inc.* 7,334 10,561
Ovid therapeutics, Inc.* 202,800 618,540
Owlet, Inc.* 225 970
Palatin Technologies,
Inc.*+ 32,300 60,401
Passage Bio, Inc.* 140,100 189,135
PepGen, Inc.* 96,300 1,415,610
Personalis, Inc.* 135,600 202,044
Perspective Therapeutics,
Inc.* 184,000 218,960
PMV Pharmaceuticals, Inc.* 75,000 127,500
Poseida Therapeutics,
Inc.*+ 131,800 420,442
Praxis Precision
Medicines, Inc.* 20,373 1,243,160
Prelude Therapeutics, Inc.* 85,000 402,900
ProSomnus, Inc.* 50,000 28,450
Protalix BioTherapeutics,
Inc.*+ 180,000 226,800
Protara Therapeutics, Inc.* 34,200 137,142
Puma Biotechnology, Inc.* 134,200 711,260
Pyxis Oncology, Inc.* 115,595 492,435
Quantum-Si, Inc.*+ 390,000 768,300
Quince Therapeutics, Inc.* 105,000 111,300
Rallybio Corp.* 92,000 170,200
Rani Therapeutics
Holdings, Inc., Class A*+ 51,500 160,165
Regional Health
Properties, Inc.* 10,000 24,500
Relmada Therapeutics,
Inc.* 72,600 337,590
Retractable Technologies,
Inc.* 71,700 86,040
Rigel Pharmaceuticals,
Inc.* 400,000 592,000
Sagimet Biosciences, Inc.,
Class A*+ 45,000 243,900
Sangamo Therapeutics,
Inc.* 195,000 130,689
Scorpius Holdings, Inc.* 100,000 16,200
scPharmaceuticals, Inc.*+ 101,300 508,526
SCYNEXIS, Inc.* 119,500 175,665
Seer, Inc.* 94,600 179,740
Sensei Biotherapeutics,
Inc.* 112,900 118,545
Senti Biosciences, Inc.* 145,000 54,679
Sera Prognostics, Inc.,
Class A*+ 86,105 783,556
Seres Therapeutics, Inc.* 150,000 116,115
Serina Therapeutics, Inc.* 1,439 19,369
Shattuck Labs, Inc.*+ 37,300 333,462

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Sight Sciences, Inc.*+ 146,400 $ 772,992
Singular Genomics
Systems, Inc.* 107,600 55,328
Solid Biosciences, Inc.*+ 50,071 666,946
Sonida Senior Living, Inc.* 10,615 303,271
Spero Therapeutics, Inc.* 134,800 231,856
Spruce Biosciences, Inc.* 85,000 66,802
Standard BioTools, Inc.*+ 212,000 574,520
Star Equity Holdings, Inc.* 78,390 69,571
Stereotaxis, Inc.* 232,100 605,781
Stoke Therapeutics, Inc.*+ 10,700 144,450
SunLink Health Systems,
Inc.* 25,000 18,250
Sutro Biopharma, Inc.*+ 170,200 961,630
Syros Pharmaceuticals,
Inc.* 50,670 271,085
Talkspace, Inc.* 116,800 416,976
Tela Bio, Inc.* 35,000 198,450
Telesis Bio, Inc.* 67,000 29,480
Tenaya Therapeutics, Inc.*+ 181,900 951,337
TherapeuticsMD, Inc.* 39,100 89,539
Third Harmonic Bio, Inc.* 45,000 424,800
Tourmaline Bio, Inc. 2,000 45,800
Trevi Therapeutics, Inc.* 83,881 289,389
TruBridge, Inc.* 40,000 368,800
TScan Therapeutics, Inc.* 63,300 502,602
Turnstone Biologics
Corp.*+ 59,900 156,938
UNITY Biotechnology, Inc.* 50,000 82,000
Vanda Pharmaceuticals,
Inc.* 150,000 616,500
Vapotherm, Inc.* 18,687 24,667
Vaxxinity, Inc., Class A* 216,700 155,482
Verrica Pharmaceuticals,
Inc.*+ 75,000 444,000
Vigil Neuroscience, Inc.*+ 50,064 170,718
Viracta Therapeutics, Inc.* 74,000 75,480
VolitionRX, Ltd.* 168,080 127,237
Vor BioPharma, Inc.*+ 127,500 302,175
Werewolf Therapeutics,
Inc.* 76,586 496,277
Xilio Therapeutics, Inc.* 71,081 76,767
XOMA Corp.* 25,000 601,250
Xtant Medical Holdings,
Inc.* 354,000 414,180
Y-mAbs Therapeutics, Inc.* 15,700 255,282
Zevra Therapeutics, Inc.* 89,443 518,769
Zimvie, Inc.* 25,000 412,250
63,185,029
Industry Company Shares Value
Industrials - 13.11%
Acme United Corp. 11,535 $ 542,030
Air Industries Group*+ 9,000 42,300
Air T, Inc.*+ 17,250 382,950
Alpha Pro Tech, Ltd.* 52,900 330,096
American Superconductor
Corp.* 30,000 405,300
ARC Document Solutions,
Inc. 167,400 463,698
Avalon Holdings Corp.,
Class A* 3,900 8,698
Babcock & Wilcox
Enterprises, Inc.* 191,600 216,508
BGSF, Inc. 39,700 413,277
BlackSky Technology, Inc.* 392,000 533,120
Chicago Rivet & Machine
Co.+ 8,000 136,000
Commercial Vehicle
Group, Inc.* 90,000 578,700
CompX International, Inc. 41,700 1,430,310
CPI Aerostructures, Inc.* 21,200 49,608
Dragonfly Energy Holdings
Corp.* 10,400 5,616
Eastern Co. (The) 21,200 722,708
Espey Mfg. & Electronics
Corp. 9,108 229,977
ESS Tech, Inc.* 150,000 108,495
FiscalNote Holdings, Inc.* 275,000 365,750
FreightCar America, Inc.* 50,000 192,500
GEE Group, Inc.* 77,600 27,897
Gencor Industries, Inc.* 29,200 487,348
Graham Corp.* 22,495 613,664
Hudson Global, Inc.* 10,942 193,126
Hurco Cos., Inc. 15,500 312,480
Hydrofarm Holdings
Group, Inc.* 96,500 104,220
Hyliion Holdings Corp.* 50,000 88,000
Hyzon Motors, Inc.* 300,000 221,040
Innodata, Inc.*+ 76,955 507,903
INNOVATE Corp.*+ 121,300 84,995
Innovative Solutions and
Support, Inc.* 80,400 588,528
Intuitive Machines, Inc.*+ 41,000 256,250
KULR Technology Group,
Inc.* 198,700 75,506
L B Foster Co., Class A* 36,200 988,622
Markforged Holding Corp.* 409,500 342,342
Mastech Digital, Inc.* 39,544 355,896
Matrix Service Co.* 25,000 325,750
Mayville Engineering Co.,
Inc.* 25,258 361,947
Mega Matrix Corp.*+ 67,000 191,620
Mesa Air Group, Inc.* 249,800 219,724

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Mistras Group, Inc.* 78,100 $ 746,636
NN, Inc.* 114,103 540,848
Orion Group Holdings,
Inc.* 115,100 943,820
Palladyne AI Corp.* 60,400 109,324
Park-Ohio Holdings Corp. 22,000 586,960
Performant Financial Corp.* 203,300 597,702
Perma-Pipe International
Holdings, Inc.* 71,600 565,640
Quad/Graphics, Inc. 116,169 616,857
RCM Technologies, Inc.* 36,742 785,177
Redwire Corp.*+ 158,500 695,815
Servotronics, Inc.*+ 16,653 228,977
Shapeways Holdings, Inc.* 19,161 37,939
Shimmick Corp.* 5,000 28,800
SIFCO Industries, Inc.* 10,624 33,784
Southland Holdings, Inc.* 98,000 504,700
Spire Global, Inc.*+ 60,000 720,000
Surf Air Mobility, Inc.* 175,000 147,525
Team, Inc.* 10,000 72,100
Terran Orbital Corp.*+ 332,000 434,920
TPI Composites, Inc.*+ 110,000 320,100
Twin Disc, Inc.+ 58,100 960,393
Ultralife Corp.* 62,400 549,744
View, Inc.* 10,000 11,500
Virco Mfg. Corp. 55,800 609,894
Westwater Resources,
Inc.* 95,200 46,648
Willdan Group, Inc.* 16,700 484,133
Willis Lease Finance
Corp.* 9,200 456,504
Zoomcar Holdings, Inc.* 5,500 3,369
25,344,308
Information Technology - 9.11%
908 Devices, Inc.* 65,500 494,525
Airship AI Holdings, Inc.*+ 20,000 131,800
Amtech Systems, Inc.* 44,600 241,286
Applied Optoelectronics,
Inc.*+ 15,000 207,900
Arteris, Inc.* 85,500 625,860
AstroNova, Inc.* 35,500 632,610
Aware, Inc.* 74,579 139,463
AXT, Inc.* 153,000 702,270
Backblaze, Inc., Class A* 39,500 404,085
BK Technologies Corp.*+ 9,144 133,502
Blend Labs, Inc.,
Class A*+ 101,300 329,225
Brightcove, Inc.* 104,000 201,760
Casa Systems, Inc.* 178,000 48,701
Industry Company Shares Value
Information Technology (continued)
Climb Global Solutions,
Inc. 12,300 $ 871,824
Comtech
Telecommunications
Corp.* 89,000 305,270
CoreCard Corp.* 19,737 218,094
CSP, Inc. 60,000 1,107,600
Dave, Inc.*+ 21,000 779,940
D-Wave Quantum, Inc.*+ 268,000 546,720
Everspin Technologies,
Inc.* 73,900 585,288
Expensify, Inc., Class A* 208,000 382,720
Frequency Electronics,
Inc.* 21,500 234,135
Greenidge Generation
Holdings, Inc.*+ 17,000 59,500
GSI Technology, Inc.*+ 65,217 221,738
Immersion Corp. 83,000 620,840
Information Services
Group, Inc. 112,830 455,833
Inseego Corp.*+ 28,700 80,360
Intellicheck, Inc.* 60,200 209,496
inTEST Corp.* 31,401 416,063
Intevac, Inc.* 49,600 190,464
Inuvo, Inc.* 200,000 68,200
Issuer Direct Corp.* 11,500 148,580
Key Tronic Corp.* 32,400 150,984
LGL Group, Inc. (The)* 29,200 185,420
Marin Software, Inc.* 60,000 18,300
Mobix Labs, Inc.* 16,200 32,562
M-Tron Industries, Inc.*+ 14,600 438,000
Network-1 Technologies,
Inc. 79,000 163,530
Optical Cable Corp.*+ 27,600 78,108
Pixelworks, Inc.* 135,100 348,558
Powerfleet, Inc. NJ* 90,000 480,600
ReposiTrak, Inc. 2,300 36,455
RF Industries, Ltd.* 27,900 86,490
Richardson Electronics,
Ltd. 39,011 359,291
Rubicon Technologies,
Inc.* 106,213 42,804
SecureWorks Corp.,
Class A* 43,180 290,170
Spectaire Holdings, Inc.*+ 31,800 23,258
Stronghold Digital Mining,
Inc., Class A*+ 36,900 153,135
Telos Corp.* 185,000 769,600
TransAct Technologies,
Inc.* 33,000 172,920
Trio-Tech International* 26,800 170,448
Turtle Beach Corp.* 39,300 677,532

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Universal Security
Instruments, Inc.* 6,000 $ 9,510
Upland Software, Inc.* 100,300 309,927
Veritone, Inc.*+ 59,600 313,496
VirnetX Holding Corp.+ 3,565 22,595
WidePoint Corp.* 48,728 126,206
WM Technology, Inc.* 266,400 354,312
17,609,863
Materials - 3.22%
5E Advanced Materials,
Inc.*+ 86,000 115,240
Ampco-Pittsburgh Corp.* 101,200 219,604
Arq, Inc.* 93,779 607,688
Ascent Industries Co.* 26,838 273,479
Contango ORE, Inc.* 10,000 198,500
Core Molding
Technologies, Inc.* 24,400 461,892
Dakota Gold Corp.* 223,500 529,695
Danimer Scientific, Inc.*+ 185,000 201,650
Flexible Solutions
International, Inc. 45,707 85,929
Flotek Industries, Inc.* 41,425 154,930
Friedman Industries, Inc. 27,200 509,728
Glatfelter Corp.* 41,000 82,000
Gold Resource Corp.* 190,100 82,617
Gulf Resources, Inc.* 42,360 62,693
Idaho Strategic Resources,
Inc.* 7 59
IT Tech Packaging, Inc.* 37,500 9,750
Loop Industries, Inc.*+ 99,900 279,720
Northern Technologies
International Corp. 27,900 375,255
Rayonier Advanced
Materials, Inc.* 150,000 717,000
Solitario Resources Corp.* 205,000 122,959
Tredegar Corp. 94,500 616,140
United States Antimony
Corp.* 145,500 36,375
Universal Stainless & Alloy
Products, Inc.* 21,750 487,635
6,230,538
Real Estate - 1.52%
American Realty Investors,
Inc.* 2,363 42,345
AMREP Corp.* 35,800 831,992
Doma Holdings, Inc.* 25,000 113,500
Douglas Elliman, Inc. 256,200 404,796
Maui Land & Pineapple
Co., Inc.* 31,500 682,290
Industry Company Shares Value
Real Estate (continued)
New Concept Energy, Inc.* 8,400 $ 8,820
Rafael Holdings, Inc.,
Class B* 51,656 88,848
RE/MAX Holdings, Inc.,
Class A 25,000 219,250
Stratus Properties, Inc.* 24,250 553,628
2,945,469
Utilities - 0.72%
Cadiz, Inc.*+ 162,568 471,447
Genie Energy, Ltd.,
Class B 6,400 96,512
RGC Resources, Inc.+ 25,000 506,000
Spruce Power Holding
Corp.* 44,025 174,779
Via Renewables, Inc.+ 14,000 151,340
1,400,078
TOTAL COMMON STOCKS - 98.81% 191,009,562
(Cost $157,157,604)
.
Rights - 0.00%
Adamas Pharmaceuticals,
Inc., CVR*
∆
#+++ 110,000 —
Adamas Pharmaceuticals,
Inc., CVR*
∆
#+++ 110,000 —
Cartesian Therapeutics,
Inc., CVR*
∆
#+++ 435,000 —
Disc Medicine, Inc.,
CVR*
∆
#+++ 75,000 —
Enliven Therapeutics, Inc.,
CVR*
∆
#+++ 66,800 —
Oncomed
Pharmaceuticals, CVR,
expiring 12/31/49*
∆
# 125,000 —
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 14,504 5,367
TOTAL RIGHTS - 0.00% 5,367
(Cost $29,976)
.
Warrants - 0.01%
LGL Group, Inc. (The),
expiring 11/16/25* 29,200 8,935
Serina Therapeutics, Inc.,
expiring 07/31/25*
∆
# 2,388 3,057
TOTAL WARRANTS - 0.01% 11,992
(Cost $14,873)

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.86%
Fidelity Investments Money
Market Government
Portfolio Class I 5.21% 1,663,477
$ 1,663,477
TOTAL MONEY MARKET FUND - 0.86% 1,663,477
(Cost $1,663,477)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 9.25%
Dreyfus Institutional
Preferred Government
Money Market Fund** 5.27% 17,886,495
17,886,495
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 9.25% 17,886,495
(Cost $17,886,495)
TOTAL INVESTMENTS
-
108.93%
$ 210,576,893
(Cost $176,752,425)
Liabilities in Excess of Other Assets - (8.93%) (17,269,770)
NET ASSETS - 100.00% $ 193,307,123
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $80,349, which is 0.04% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2024.
^ Rate disclosed as of March 31, 2024.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan at
March 31, 2024. Total loaned securities had a value of
$18,003,972, which included loaned securities with a value of
$28,388 that have been sold and are pending settlement as of
March 31, 2024. The total market value of loaned securities
excluding these pending sales is $17,975,584.
+++ No stated maturity date.
CVR - Contingent Value Right

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2024 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2024:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Communication Services $ 6,897,036 $ – $ 71,925 $ 6,968,961
Other Industries (a) 184,040,601 – – 184,040,601
Total Common Stocks 190,937,637 – 71,925 191,009,562
Rights – – 5,367 5,367
Warrants 8,935 – 3,057 11,992
Money Market Fund 1,663,477 – – 1,663,477
Investments Purchased With Cash Proceeds From Securities
Lending 17,886,495 – – 17,886,495
TOTAL
$210,496,544 $– $80,349 $210,576,893
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Warrants Total
Balance as of 06/30/2023 $ 71,925 $ 0 $ – $ 71,925
Purchases/Issuances – – 3,057 3,057
Sales/Expirations – – – –
Return of Capital – – – –
Realized Gain/(Loss) – – – –
Change in unrealized Appreciation/(Depreciation) – – – –
Transfers in – 5,367 – 5,367
Transfers out – – – –
Balance as of 03/31/2024 $ 71,925 $ 5,367 $ 3,057 $ 80,349
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2024 $ – $ 5,367 $ – $ 5,367